Investments in Local Limited Partnerships (Tables)	6 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments in Local Limited Partnerships

The following is a summary of the equity method activity of the investments in Local Limited Partnerships for the periods presented below:

	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012
Investments per balance sheet, beginning of period	$629,335	$606,786
Equity in income of Local Limited Partnerships	19,092	37,676
Distributions received from Local Limited Partnerships	(9,851)	(7,927)
Amortization of capitalized acquisition fees and costs	(3,600)	(7,200)
Investments per balance sheet, end of period	$634,976	$629,335

	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012
Investments in Local Limited Partnerships, net	$528,797	$519,556
Acquisition fees and costs, net of accumulated amortization of $30,600 and $27,000	106,179	109,779
Investments per balance sheet, end of period	$634,976	$629,335

Schedule of Combined Condensed Statements of Operations

COMBINED CONDENSED STATEMENTS OF OPERATIONS

	2012	2011
Revenues	$1,721,000	$1,683,000
Expenses:
Interest expense	287,000	301,000
Depreciation and amortization	465,000	466,000
Operating expenses	1,220,000	1,144,000
Total expenses	1,972,000	1,911,000

Net loss	$(251,000)	$(228,000)

Net loss allocable to the Partnership	$(268,000)	$(245,000)

Net income recorded by the Partnership	$19,000	$19,000